Income Taxes - Schedule of Differences Between Federal Statutory Income Tax Rate and Provision for Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Federal statutory rate			$ (26,216)	$ (11,453)
Adjustments for tax effects of:
Permanent differences and other			(477)	634
Warrants			2,421	200
Stock-based compensation			(2,399)	(203)
Increase in valuation allowance			19,151	11,289
(Benefit) Provision for income taxes	$ 4,388	$ 264	$ (7,520)	$ 467
Federal statutory rate			21.00%	21.00%
Adjustments for tax effects of:
Permanent differences and other			0.38%	(1.16%)
Warrants			(1.94%)	(0.37%)
Stock-based compensation			1.92%	0.37%
Increase in valuation allowance			(15.34%)	(20.70%)
Provision for income taxes	(19.70%)	(1.70%)	6.02%	(0.86%)